Warrants liability	6 Months Ended
Dec. 31, 2023
Warrants liability
Warrants liability

10.Warrants liability

	December 31,	June 30,
	2023	2023

	(In thousands of US Dollars)
Warrants liability	2,767	—
	2,767	—

Vast Warrants exchanged in lieu of NETC Warrants consist of 27,529,987 potential ordinary shares, made of: (i) 13,799,987 Ordinary Shares that are issuable by us upon the exercise of 13,799,987 Public Warrants, and (ii) 13,730,000 Ordinary Shares that are issuable by us upon the exercise of 13,730,000 Private Warrants. Each Warrant entitles the holder to purchase one Ordinary Shares at an exercise price of $11.50 per share, with substantially the same terms as those of the NETC Warrant Agreements.

●	NETC Warrants Issuance date: November 16, 2021, transferred to Vast on December 18, 2023
●	Maturity date: 5 years from the date of consummation of the BCA
●	Exercisable: at any time after 30 days from the date of consummation of the BCA
●	Private Warrants may not be sold or transferred for 30 days from the date of consummation of the BCA
●	Public Warrants may be redeemed by the issuer at a nominal price if the stock price, when the Warrant is exercisable, reaches a threshold price for 20 out of 30 consecutive days as follows:
●	Redemption price: $0.01
●	Threshold price: $18.00

Effective upon consummation of the BCA,

●	each Vast Warrant is exercisable solely for Vast Ordinary Shares;
●	the number of Vast Ordinary Shares issued upon exercise of each Vast Warrant is equal to the number of shares of NETC Class A Common Stock issued upon exercise of the applicable NETC Warrant;
●

the per share exercise price for the Vast Ordinary Shares issuable upon exercise of such Vast Warrant is equal to the per share exercise price for the shares of NETC Class A Common Stock subject to the applicable NETC Warrant, as in effect immediately prior to the consummation of the BCA.

Both Public and Private Warrants are accounted for as liabilities under IFRS 9 following consummation of the BCA and valued at the Public Warrants trading price. Accordingly, they will be subject to ongoing mark-to-market adjustments through the statement of profit or loss.

As at December 31, 2023, the fair value of Private and Public Warrants has been determined as the quoted price of $0.10.